Unaudited Condensed Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB5 and RMB17 for six months ended June 30, 2023 and 2024)		¥ 39,418	$ 5,424	¥ 70,793
Marketing and branding service revenue (including services provided to a related party of RMB9,155 and RMB5,741 for six months ended June 30, 2023 and 2024)		46,638	6,418	154,917
Other service revenue (including services provided to related parties of RMB1,814 and RMB637 for six months ended June 30, 2023 and 2024)		32,856	4,521	44,392
Total revenue		118,912	16,363	270,102
Cost of revenue:
Workspace membership (including services provided by related parties of RMB154 and nil for six months ended June 30, 2023 and 2024)		(43,017)	(5,919)	(78,640)
Marketing and branding service (including services provided by related parties of RMB46,385 and RMB2,047 for six months ended June 30, 2023 and 2024)		(47,045)	(6,474)	(151,527)
Other services		(30,885)	(4,250)	(41,708)
Total cost of revenue		(120,947)	(16,643)	(271,875)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(563)	(77)	(25,825)
Sales and marketing expenses		(1,766)	(243)	(5,343)
General and administrative expenses		(27,578)	(3,795)	(38,132)
Change in fair value of warrant liability		3,844	529	11,346
Change in fair value of put option liability				222
Loss from operations		(28,098)	(3,866)	(59,505)
Interest (expense)/income, net		704	96	(95)
Subsidy income		587	81	6,629
Impairment on long-term investments		(17,979)	(2,474)	(13,821)
Gain/(loss) on disposal of subsidiaries		(4,336)	(597)	34,670
Other expense, net		(1,699)	(234)	(18,963)
Loss before income taxes and loss from equity method investments		(50,821)	(6,994)	(51,085)
Provision for income taxes		(5,142)	(708)	(31)
Loss from equity method investment		(483)	(66)	(560)
Net loss		(56,446)	(7,768)	(51,676)
Less: Net loss attributable to noncontrolling interests		(6,324)	(870)	(13,257)
Net loss attributable to Ucommune International Ltd		¥ (50,122)	$ (6,898)	¥ (38,419)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd(i)
–Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (62.15)	$ (8.55)	¥ (86.55)
Weighted average shares used in calculating net loss per share(i)
– Basic (in Shares)	[1]	806,427	806,427	443,883

[1]	Share and per share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.